UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  March  31,  2010
Check  here  if  Amendment  [  ];  Amendment  Number:

This  Amendment  (Check  only  one.): [  ]  is  a  restatement.
                                      [  ]  adds  new  holdings  entries.


Institutional  Investment  Manager  Filing  this  Report:

Name:                       Mercer  Global  Investments,  Inc.
Address:                    99  High  Street
                            Boston,  MA  02110


13F  File  Number:            028-12567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:                            Martin  J.  Wolin
Title:                           Chief  Compliance  Officer
Phone:                           617  747  9559

Signature,  Place,  and  Date  of  Signing:
/s/  Martin  J.  Wolin,  Boston,  MA,  April  9,  2010


Report  Type  (Check  only  one.):
                                 [ ]       13F  HOLDINGS  REPORT.
                                 [X]       13F  NOTICE.
                                 [ ]       13F  COMBINATION  REPORT.
List  of  Other  Managers  Reporting  for  this  Manager:

NAME                                         13F  FILE  NUMBER
----                                         -----------------
Aberdeen  Asset  Management  Inc.             028-11020
AllianceBernstein  LP                         028-10562
AQR  Capital  Management  LLC                 028-10120
BlackRock  Advisors  LLC                      028-04295
Eaton  Vance  Management                      028-04139
Goldman  Sachs  Asset  Management             028-10312
Grantham,  Mayo,  Van  Otterloo  &  Co.  LLC  028-11599
INTECH  Investment  Management  LLC           028-04211
Lazard  Asset  Management  LLC                028-10469
MacKay  Shields  LLC                          028-00046
Morgan  Stanley  Investment  Management,  Inc.028-11866
Numeric  Investors  LLC                       028-11946
NWQ  Investment  Management  Co.  LLC         028-01474
Pacific  Investment  Management  Co.  LLC     028-10952
River  Road  Asset  Management,  LLC          028-11487
Robeco  Investment  Management,  Inc          028-12484
Sands  Capital  Management,  LLC              028-05734
Systematic  Financial  Management  LP         028-05015
Tygh  Capital  Management,  Inc.              028-10976
Western  Asset  Management  Company           028-10245
Westfield  Capital  Management  Co.  Inc.     028-10220
Winslow  Capital  Management,  Inc.           028-03676